Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash provided by (used in) Operations
Net income (loss)	$ 20,544	$ (54,495)	$ 31,044
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization of property and equipment	25,875	24,950	25,028
Amortization of intangible assets	22,463	9,571	9,573
Amortization of deferred financing fees	3,471	2,155	2,991
Non-cash interest expense on long-term debt	374	260	966
Non-cash restructuring costs in other long-term liabilities	(3,870)	(1,200)	5,358
Stock-based compensation expense	3,603	3,284	9,128
Unrealized loss on foreign exchange	10,624	7,129	8,268
Deferred income tax recovery	(4,577)	(7,663)	(8,448)
Impairment of goodwill		34,173
(Gain) loss on sale of long-lived assets	(4,147)	88	217
Impairment of property and equipment		2,194
Trade receivables	(26,357)	26,321	5,501
Other current assets	1,053	2,564	(4,705)
Inventory	(18,634)	43,796	(32,377)
Income taxes recoverable and payable	21,746	(16,197)	(13,422)
Accounts payable, accrued and other current liabilities	7,378	(6,509)	9,835
Deferred revenue	(29,530)	(84)	8,686
Other long-term assets	(465)
Cash provided by operating activities	29,551	70,337	57,643
Investing
Capital expenditures	(11,383)	(19,269)	(23,132)
Proceeds from sale of long-lived assets	4,221	49	105
Intangible assets		(201)
Proceeds from sale-leaseback, net (note 5)	76,216
Cash provided by (used in) investing activities	69,054	(19,421)	(23,027)
Financing
Repurchase of common shares		(750)	(9,755)
Proceeds from issuance of debt	127,950
Repayment of debt	(302,912)	(3,050)	(48,052)
Financing fees paid	(4,824)
Repayment of capital lease obligation	(1,361)
Participant equity loan plan, net	559	480	31
Common shares issued	22	0	0
Cash used in financing activities	(180,566)	(3,320)	(57,776)
Effect of exchange rate changes on cash and cash equivalents	(1,276)	(1,748)	(330)
Net (decrease) increase in cash and cash equivalents	(83,237)	45,848	(23,490)
Cash and cash equivalents, beginning of year	141,383	95,535	119,025
Cash and cash equivalents, end of year	58,146	141,383	95,535
Cash and cash equivalents are comprised as follows
Cash	31,434	24,318	19,421
Cash equivalents	26,712	117,065	76,114
Cash and cash equivalents	58,146	141,383	95,535
Supplemental cash flow disclosures:
Interest paid	15,043	10,398	12,182
Interest received	732	394	536
Income taxes paid	3,093	14,981	30,052
Amount of non-cash capital expenditures in accounts payable and accrued and other current liabilities	1,564	2,292	1,975
Non-cash acquisition of asset under capital lease	$ 70,936